Schedule of Investments (unaudited)	iShares® S&P Mid-Cap 400 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Curtiss-Wright Corp.	288,743	$40,039,992
Hexcel Corp.(a)	616,011	31,909,370
Mercury Systems Inc.(a)(b)	413,749	22,781,020
		94,730,382
Airlines — 0.4%
JetBlue Airways Corp.(a)	2,334,932	33,249,432

Auto Components — 2.6%
Adient PLC(a)(b)	691,784	33,122,618
Dana Inc.	1,060,045	24,190,227
Gentex Corp.	816,523	28,455,827
Goodyear Tire & Rubber Co. (The)(a)	2,067,107	44,070,721
Lear Corp.	438,194	80,167,592
Visteon Corp.(a)(b)	205,799	22,872,501
		232,879,486
Automobiles — 0.9%
Harley-Davidson Inc.	1,129,738	42,579,825
Thor Industries Inc.	407,700	42,307,029
		84,886,854
Banks — 7.0%
Associated Banc-Corp.	1,102,809	24,912,455
Bank of Hawaii Corp.	171,912	14,399,349
Bank OZK	471,061	21,918,468
Cadence Bank	1,322,167	39,387,355
Cathay General Bancorp.	344,914	14,827,853
CIT Group Inc.	437,375	22,454,833
Commerce Bancshares Inc.	407,687	28,024,405
Cullen/Frost Bankers Inc.	183,391	23,120,103
First Horizon Corp.	3,970,098	64,831,700
FNB Corp.	2,342,593	28,415,653
Fulton Financial Corp.	1,186,293	20,166,981
Hancock Whitney Corp.	351,455	17,579,779
Home BancShares Inc./AR	699,006	17,020,796
International Bancshares Corp.	389,754	16,521,672
Prosperity Bancshares Inc.	676,658	48,922,374
Sterling Bancorp./DE	1,414,780	36,487,176
Synovus Financial Corp.	641,145	30,691,611
Texas Capital Bancshares Inc.(a)	372,066	22,416,977
Umpqua Holdings Corp.	1,003,942	19,315,844
United Bankshares Inc./WV	1,000,890	36,312,289
Valley National Bancorp.	2,987,792	41,082,140
Webster Financial Corp.	392,951	21,942,384
Wintrust Financial Corp.	209,678	19,042,956
		629,795,153
Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	27,498	13,889,240

Biotechnology — 0.6%
Exelixis Inc.(a)	1,093,603	19,991,063
United Therapeutics Corp.(a)(b)	171,942	37,153,227
		57,144,290
Building Products — 1.1%
Lennox International Inc.	103,806	33,670,514
Owens Corning	737,759	66,767,190
		100,437,704
Capital Markets — 0.9%
Federated Hermes Inc.	375,823	14,123,429
Interactive Brokers Group Inc., Class A	244,231	19,396,826
Security	Shares	Value

Capital Markets (continued)
Janus Henderson Group PLC	676,580	$28,375,765
SEI Investments Co.	319,597	19,476,241
		81,372,261
Chemicals — 2.2%
Ashland Global Holdings Inc.	236,582	25,470,418
Cabot Corp.	416,985	23,434,557
Chemours Co. (The)	1,196,431	40,152,224
Ingevity Corp.(a)(b)	133,265	9,555,101
Minerals Technologies Inc.	245,008	17,922,335
NewMarket Corp.	50,836	17,422,514
RPM International Inc.	466,652	47,131,852
Sensient Technologies Corp.	132,310	13,238,939
		194,327,940
Commercial Services & Supplies — 1.6%
Brink's Co. (The).	361,258	23,687,687
Clean Harbors Inc.(a)	150,270	14,992,438
Herman Miller Inc.	557,140	21,834,317
IAA Inc.(a)	455,974	23,081,404
MSA Safety Inc.	130,837	19,751,153
Stericycle Inc.(a)(b)	674,443	40,223,780
		143,570,779
Communications Equipment — 1.0%
Ciena Corp.(a)(b)	420,887	32,395,673
Lumentum Holdings Inc.(a)	292,008	30,885,686
Viasat Inc.(a)(b)	539,771	24,041,400
		87,322,759
Construction & Engineering — 2.1%
AECOM(a)	1,058,848	81,901,893
Dycom Industries Inc.(a)(b)	135,708	12,723,982
EMCOR Group Inc.	391,863	49,919,428
Fluor Corp.(a)	1,039,066	25,737,665
MasTec Inc.(a)(b)	205,269	18,942,223
		189,225,191
Consumer Finance — 0.5%
FirstCash Holdings Inc.	298,228	22,310,437
PROG Holdings Inc.	415,314	18,734,814
		41,045,251
Containers & Packaging — 1.2%
AptarGroup Inc.	261,015	31,969,117
Greif Inc., Class A, NVS	195,798	11,820,325
Silgan Holdings Inc.	616,519	26,411,674
Sonoco Products Co.	721,892	41,790,328
		111,991,444
Diversified Consumer Services — 0.7%
Graham Holdings Co., Class B	29,362	18,493,069
Grand Canyon Education Inc.(a)	294,486	25,240,395
H&R Block Inc.	694,429	16,360,747
		60,094,211
Diversified Financial Services — 0.3%
Voya Financial Inc.	433,344	28,735,041

Diversified Telecommunication Services — 0.2%
Iridium Communications Inc.(a)(b)	457,084	18,872,998

Electric Utilities — 1.8%
ALLETE Inc.	386,309	25,631,602
Hawaiian Electric Industries Inc.	802,576	33,306,904
IDACORP Inc.	370,880	42,024,413
OGE Energy Corp.	925,881	35,535,313

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
PNM Resources Inc.	630,469	$28,755,691
		165,253,923
Electrical Equipment — 2.0%
EnerSys.	307,876	24,340,676
Hubbell Inc.	184,186	38,360,418
Nvent Electric PLC.	507,415	19,281,770
Regal Rexnord Corp.	288,538	49,103,397
Sunrun Inc.(a)	1,519,796	52,129,003
		183,215,264
Electronic Equipment, Instruments & Components — 4.0%
Arrow Electronics Inc.(a)	511,866	68,728,248
Avnet Inc.	728,686	30,043,724
Belden Inc.	330,128	21,699,313
Cognex Corp.	480,274	37,346,106
II-VI Inc.(a)	405,454	27,704,672
Jabil Inc.	589,314	41,458,240
Littelfuse Inc.	68,815	21,654,704
National Instruments Corp.	455,894	19,908,891
TD SYNNEX Corp.	303,099	34,662,402
Vishay Intertechnology Inc.	975,723	21,339,062
Vontier Corp.	1,241,212	38,142,445
		362,687,807
Energy Equipment & Services — 0.6%
ChampionX Corp.(a)	784,201	15,848,702
NOV Inc.	2,874,971	38,955,857
		54,804,559
Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A	125,313	6,182,943

Equity Real Estate Investment Trusts (REITs) — 10.9%
American Campus Communities Inc.	460,089	26,358,499
Apartment Income REIT Corp.	610,882	33,396,919
Brixmor Property Group Inc.	982,156	24,956,584
Corporate Office Properties Trust	825,645	23,093,291
Cousins Properties Inc.	1,091,644	43,971,420
CyrusOne Inc.	326,236	29,269,894
Douglas Emmett Inc.	696,531	23,333,788
EPR Properties	549,618	26,101,359
First Industrial Realty Trust Inc.	297,102	19,668,152
Healthcare Realty Trust Inc.	575,377	18,204,928
Highwoods Properties Inc.	766,364	34,172,171
Hudson Pacific Properties Inc.	1,120,098	27,677,622
JBG SMITH Properties.	838,999	24,087,661
Kilroy Realty Corp.	770,887	51,233,150
Kite Realty Group Trust	1,607,997	35,022,175
Lamar Advertising Co., Class A	216,884	26,308,029
Macerich Co. (The)	1,559,915	26,955,331
Medical Properties Trust Inc.	4,381,782	103,541,509
National Retail Properties Inc.	709,141	34,088,408
Omega Healthcare Investors Inc.	1,754,510	51,915,951
Park Hotels & Resorts Inc.(a)	1,736,226	32,779,947
Pebblebrook Hotel Trust(b)	966,051	21,610,561
Physicians Realty Trust	1,617,815	30,463,456
PotlatchDeltic Corp.	275,136	16,568,690
PS Business Parks Inc.	54,855	10,102,645
Rayonier Inc.	421,518	17,012,466
Sabra Health Care REIT Inc.	1,681,043	22,761,322
SL Green Realty Corp.	489,897	35,125,615
Spirit Realty Capital Inc.	907,252	43,720,474
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
STORE Capital Corp.	1,801,737	$61,979,753
Urban Edge Properties.	446,587	8,485,153
		983,966,923
Food & Staples Retailing — 2.4%
BJ's Wholesale Club Holdings Inc.(a)(b)	1,002,484	67,136,354
Casey's General Stores Inc.	272,398	53,757,745
Grocery Outlet Holding Corp.(a)(b)	642,960	18,182,909
Performance Food Group Co.(a)(b)	1,134,926	52,081,754
Sprouts Farmers Market Inc.(a)(b)	825,021	24,486,623
		215,645,385
Food Products — 2.3%
Flowers Foods Inc.	1,458,906	40,076,148
Hain Celestial Group Inc. (The)(a)(b)	682,225	29,069,607
Ingredion Inc.	488,499	47,208,543
Lancaster Colony Corp.	76,004	12,586,263
Pilgrim's Pride Corp.(a)(b)	359,392	10,134,854
Post Holdings Inc.(a)	429,786	48,449,776
Sanderson Farms Inc.	82,334	15,732,381
		203,257,572
Gas Utilities — 2.3%
National Fuel Gas Co.	321,873	20,580,560
New Jersey Resources Corp.	708,322	29,083,701
ONE Gas Inc.	393,552	30,535,700
Southwest Gas Holdings Inc.	443,431	31,062,341
Spire Inc.	379,832	24,772,643
UGI Corp.	1,535,157	70,479,058
		206,514,003
Health Care Equipment & Supplies — 1.9%
Envista Holdings Corp.(a)(b)	1,184,737	53,384,249
Globus Medical Inc., Class A(a)	232,714	16,801,951
Haemonetics Corp.(a)	375,865	19,935,880
ICU Medical Inc.(a)	77,487	18,390,765
Integra LifeSciences Holdings Corp.(a)(b)	262,654	17,595,191
LivaNova PLC(a)	155,892	13,629,637
Neogen Corp.(a)	330,566	15,011,002
NuVasive Inc.(a)(b)	380,544	19,970,949
		174,719,624
Health Care Providers & Services — 3.4%
Acadia Healthcare Co. Inc.(a)	660,293	40,079,785
Amedisys Inc.(a)	239,357	38,747,111
Chemed Corp.	48,645	25,735,151
Encompass Health Corp.	730,456	47,669,558
HealthEquity Inc.(a)(b)	203,222	8,990,541
LHC Group Inc.(a)(b)	232,556	31,913,660
Molina Healthcare Inc.(a)	218,671	69,554,872
Patterson Companies Inc.	634,219	18,614,328
Progyny Inc.(a)(b)	195,125	9,824,544
R1 RCM Inc.(a)	412,702	10,519,774
		301,649,324
Hotels, Restaurants & Leisure — 1.9%
Choice Hotels International Inc.	77,443	12,080,334
Cracker Barrel Old Country Store Inc.	172,852	22,235,681
Jack in the Box Inc.	49,576	4,336,908
Marriott Vacations Worldwide Corp.	172,081	29,078,247
Six Flags Entertainment Corp.(a)	288,985	12,304,981
Texas Roadhouse Inc.	203,996	18,212,763
Travel + Leisure Co.	633,587	35,018,354
Wendy's Co. (The)	646,222	15,412,395

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts Inc.	239,799	$21,497,980
		170,177,643
Household Durables — 2.0%
KB Home.	629,556	28,160,040
Leggett & Platt Inc.	979,234	40,305,271
Taylor Morrison Home Corp.(a)(b)	902,426	31,548,813
Toll Brothers Inc.	841,253	60,898,305
TRI Pointe Homes Inc.(a)(b)	817,072	22,788,138
		183,700,567
Household Products — 0.2%
Energizer Holdings Inc.	462,850	18,560,285

Insurance — 5.8%
Alleghany Corp.(a)	100,577	67,144,200
American Financial Group Inc./OH	257,400	35,346,168
Brighthouse Financial Inc.(a)	586,153	30,362,725
CNO Financial Group Inc.	906,618	21,613,773
First American Financial Corp.	435,182	34,044,288
Hanover Insurance Group Inc. (The)	261,899	34,324,483
Kemper Corp.	439,700	25,849,963
Mercury General Corp.	195,986	10,399,017
Old Republic International Corp.	2,096,230	51,525,333
Primerica Inc.	110,471	16,931,890
Reinsurance Group of America Inc.	496,307	54,340,653
RenaissanceRe Holdings Ltd.	338,390	57,299,579
RLI Corp.	116,622	13,073,326
Selective Insurance Group Inc.	441,423	36,170,201
Unum Group	1,501,061	36,881,069
		525,306,668
Interactive Media & Services — 0.2%
TripAdvisor Inc.(a)(b)	423,644	11,548,536
Yelp Inc.(a)(b)	258,301	9,360,828
		20,909,364
IT Services — 1.8%
Alliance Data Systems Corp.	364,528	24,266,629
Genpact Ltd.	432,399	22,951,739
Kyndryl Holdings Inc.(a)(b)	1,316,549	23,829,537
Sabre Corp.(a)	1,240,270	10,653,920
Western Union Co. (The)	2,951,467	52,654,171
WEX Inc.(a)	187,057	26,260,932
		160,616,928
Leisure Products — 0.6%
Callaway Golf Co.(a)	861,367	23,635,911
Polaris Inc.	238,906	26,258,158
		49,894,069
Machinery — 5.7%
AGCO Corp.	450,523	52,269,678
Colfax Corp.(a)	583,685	26,831,999
Crane Co.	187,297	19,053,724
Donaldson Co. Inc.	444,968	26,368,804
Flowserve Corp.	956,745	29,276,397
Graco Inc.	499,143	40,240,909
ITT Inc.	276,663	28,272,192
Kennametal Inc.	614,917	22,081,669
Lincoln Electric Holdings Inc.	182,234	25,416,176
Middleby Corp. (The)(a)	147,083	28,940,051
Nordson Corp.	158,722	40,516,965
Oshkosh Corp.	503,913	56,796,034
Terex Corp.	513,126	22,551,888
Security	Shares	Value

Machinery (continued)
Timken Co. (The)	506,826	$35,117,974
Trinity Industries Inc.	301,572	9,107,474
Woodward Inc.	463,676	50,753,975
		513,595,909
Marine — 0.3%
Kirby Corp.(a)(b)	441,649	26,242,784
Media — 0.9%
Cable One Inc.	15,285	26,954,333
John Wiley & Sons Inc., Class A	160,572	9,195,959
New York Times Co. (The), Class A	515,735	24,910,001
TEGNA Inc.	912,131	16,929,151
		77,989,444
Metals & Mining — 2.8%
Alcoa Corp.	824,207	49,106,253
Commercial Metals Co.	885,468	32,133,634
Compass Minerals International Inc.	249,231	12,730,719
Reliance Steel & Aluminum Co.	460,554	74,711,070
Royal Gold Inc.	193,094	20,315,420
United States Steel Corp.	1,984,007	47,239,207
Worthington Industries Inc.	236,872	12,947,423
		249,183,726
Multi-Utilities — 1.1%
Black Hills Corp.	468,597	33,068,890
MDU Resources Group Inc.	1,492,970	46,043,195
NorthWestern Corp.	387,113	22,127,379
		101,239,464
Multiline Retail — 1.7%
Kohl's Corp.	1,105,195	54,585,581
Macy's Inc.	2,277,133	59,615,342
Nordstrom Inc.(a)	818,585	18,516,393
Ollie's Bargain Outlet Holdings Inc.(a)(b)	444,884	22,773,612
		155,490,928
Oil, Gas & Consumable Fuels — 1.6%
CNX Resources Corp.(a)	825,450	11,349,937
DTE Midstream LLC(a)	412,699	19,801,298
EQT Corp.(a)	2,219,870	48,415,365
Equitrans Midstream Corp.	2,985,626	30,871,373
HollyFrontier Corp.	1,097,576	35,978,541
		146,416,514
Personal Products — 0.5%
Coty Inc., Class A(a)	2,465,678	25,889,619
Nu Skin Enterprises Inc., Class A	364,829	18,515,072
		44,404,691
Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC(a)(b)	451,986	57,583,016
Perrigo Co. PLC	982,145	38,205,441
		95,788,457
Professional Services — 1.5%
CACI International Inc., Class A(a)(b)	171,261	46,105,174
KBR Inc.	361,411	17,210,392
ManpowerGroup Inc.	398,220	38,758,752
Science Applications International Corp.	422,639	35,328,394
		137,402,712
Real Estate Management & Development — 0.6%
Jones Lang LaSalle Inc.(a)	189,297	50,985,254

Road & Rail — 2.2%
Knight-Swift Transportation Holdings Inc.	1,219,888	74,339,975

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Landstar System Inc.	98,160	$17,572,603
Ryder System Inc.	394,262	32,499,017
Werner Enterprises Inc.	447,529	21,329,232
XPO Logistics Inc.(a)	724,285	56,081,387
		201,822,214
Semiconductors & Semiconductor Equipment — 1.8%
Amkor Technology Inc.	436,204	10,813,497
Cirrus Logic Inc.(a)	218,517	20,107,934
CMC Materials Inc.	68,677	13,164,694
First Solar Inc.(a)(b)	297,898	25,964,790
MKS Instruments Inc.	183,239	31,914,737
Semtech Corp.(a)	160,329	14,258,058
Wolfspeed Inc.(a)	382,886	42,795,168
		159,018,878
Software — 1.6%
ACI Worldwide Inc.(a)	456,254	15,832,014
Blackbaud Inc.(a)	106,933	8,445,568
CDK Global Inc.	461,394	19,258,586
Cerence Inc.(a)(b)	134,524	10,309,919
CommVault Systems Inc.(a)	117,465	8,095,688
Envestnet Inc.(a)(b)	74,081	5,877,586
Fair Isaac Corp.(a)	84,361	36,584,835
NCR Corp.(a)(b)	969,121	38,958,664
		143,362,860
Specialty Retail — 2.2%
American Eagle Outfitters Inc.	655,240	16,590,677
AutoNation Inc.(a)	155,931	18,220,537
Foot Locker Inc.	663,396	28,943,968
Lithia Motors Inc.	222,619	66,106,712
Murphy USA Inc.	173,140	34,496,414
Urban Outfitters Inc.(a)(b)	482,565	14,168,108
Victoria's Secret & Co.(a)(b)	270,547	15,026,180
		193,552,596
Technology Hardware, Storage & Peripherals — 0.3%
Xerox Holdings Corp.	1,010,353	22,874,392

Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.(a)	431,068	27,980,624
Carter's Inc.	310,367	31,415,348
Columbia Sportswear Co.	119,794	11,672,727
Hanesbrands Inc.	2,563,808	42,866,870
Skechers U.S.A. Inc., Class A(a)(b)	525,574	22,809,911
		136,745,480
Security	Shares	Value

Thrifts & Mortgage Finance — 1.4%
Essent Group Ltd.	810,775	$36,914,586
MGIC Investment Corp.	2,390,377	34,469,236
New York Community Bancorp. Inc.	3,414,107	41,686,247
Washington Federal Inc.	479,693	16,012,152
		129,082,221
Trading Companies & Distributors — 1.3%
GATX Corp.	260,804	27,173,169
MSC Industrial Direct Co. Inc., Class A	343,886	28,907,057
Univar Solutions Inc.(a)	1,255,143	35,583,304
Watsco Inc.	82,522	25,819,483
		117,483,013
Water Utilities — 0.4%
Essential Utilities Inc.	624,784	33,544,653

Total Common Stocks — 99.3% (Cost: $7,895,587,164)		8,926,859,457

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	119,509,374	119,545,227
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	55,898,000	55,898,000
		175,443,227

Total Short-Term Investments — 1.9%
(Cost: $175,402,858)		175,443,227

Total Investments in Securities — 101.2%
(Cost: $8,070,990,022)		9,102,302,684

Other Assets, Less Liabilities — (1.2)%		(111,446,001)

Net Assets — 100.0%		$8,990,856,683

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$160,458,457	$—		$(40,879,334	)(a)	$13,579	$(47,475)	$119,545,227	119,509,374	$183,980	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	23,098,000	32,800,000	(a)	—		—	—	55,898,000	55,898,000	927		—
						$13,579	$(47,475)	$175,443,227		$184,907		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	84	03/18/22	$23,837	$520,585

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/23	$7,363,064	$(456,869	)(c)	$7,289,129	0.1%
	Monthly	JPMorgan Chase Bank NA(d)	02/08/23	30,506,451	(293,300	)(e)	30,267,847	0.3
					$(750,169)		$37,556,976

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(382,934) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(54,696) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)
Range:	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
December 31, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of December 31, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Cadence Bank	30,245	$900,999	12.4%

Diversified Financial Services
Voya Financial Inc.	13,628	903,673	12.4

Software

Envestnet Inc.(a)	69,126	5,484,457	75.2
Total Reference Entity — Long		7,289,129

Net Value of Reference Entity — HSBC Bank PLC		$7,289,129

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of December 31, 2021 expiration 2/8/2023.

	shares	Value	% of Basket Value

Reference Entity — Long

Banks
Cadence Bank	82,995	$2,472,421	8.2%
	Shares	Value	% of Basket Shares
Diversified Financial Services
Voya Financial Inc.	365,883	$24,261,702	80.1

Software
Envestnet Inc.(a)	44,539	3,533,724	11.7

Total Reference Entity — Long		30,267,847

Net Value of Reference Entity — JPMorgan Chase Bank NA		$30,267,847

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,926,859,457	$—	$—	$8,926,859,457
Money Market Funds	175,443,227	—	—	175,443,227
	$9,102,302,684	$—	$—	$9,102,302,684
Derivative financial instruments(a)
Assets
Futures Contracts	$520,585	$—	$—	$520,585
Liabilities
Swaps	—	(750,169)	—	(750,169)
	$520,585	$(750,169)	$—	$(229,584)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Trust Non-Voting Shares
REIT	Real Estate Investment